Summary of Significant Accounting Policies - Schedule of Information Relating to Property, Plant and Equipment (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of the assets	6 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of the assets	20 years